Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Net deferred tax (liability)/asset
At the beginning of the financial year		$ (3,428)	$ (3,265)	$ (4,243)
Income tax credit/(charge) recorded in the income statement	[1]	320	(177)	988
Income tax credit/(charge) recorded directly in equity		51	(17)	(6)
Divestment of subsidiaries and operations		32	14	(3)
Other movements		38	17	(1)
At the end of the financial year		$ (2,987)	$ (3,428)	$ (3,265)

[1]	Includes US$1,125 million income tax credit in the year ended 30 June 2024 as a result of an impairment of Western Australia Nickel Assets.